37. Insurance (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Tables Abstract
Schedule of main assets, liabilities or interests insured amounts
Types	Amounts insured
Operating risks	R$37,705,747
General third-party liability - RCG	R$80,000
Vehicles (executive and operational fleets)	R$1,000 for civil liability optional (property damages and personal injury) and R$100 for moral damages